Intangible assets	12 Months Ended
Dec. 31, 2021
Intangible assets [Abstract]
Intangible assets

9. Intangible assets

	Licenses	IP & Data rights	Patents	Internally generated	Total
At cost
As of January 1, 2020	1,482,520	193,989	239,593	4,849,511	6,765,613
Exchange differences				6,120	6,120
Additions	—	—	177,623	2,166,054	2,343,677
As of December 31, 2020	1,482,520	193,989	417,216	7,021,685	9,115,410
Exchange differences	—	—	—	(3,654)	(3,654)
Additions	3,893,681	—	55,938	2,783,431	6,733,050
As of December 31, 2021	5,376,201	193,989	473,154	9,801,462	15,844,806

Accumulated amortization and impairment losses
As of December 31, 2020	—	—	—	—	—
Impairment	(1,482,520)	(47,409)	—	—	(1,529,929)
As of December 31, 2021	(1,482,520)	(47,409)	—	—	(1,529,929)

Net book value
As of December 31, 2020	1,482,520	193,989	417,216	7,021,685	9,115,410
As of December 31, 2021	3,893,681	146,580	473,154	9,801,462	14,314,877

Intangible assets comprise upfront and milestone payments related to licenses. The increase in 2021 was related to the acquisition of Trasir Therapeutics Inc., which was treated as an asset acquisition because substantially all the fair value of Trasir was concentrated in a worldwide exclusive license agreement with Washington University (Note 3). Further, in 2021 all intangible assets related to the projects AM-101, AM-111 and AM-201 were impaired, taking into account the future repositioning of the company. Amortization will commence once the intangible assets are available for use, which will be the case after regulatory approvals are obtained and the related products are available for use.

In 2019, a US patent on AM-125 was issued and a related EU application was allowed. As a consequence, we started to capitalize prosecution and registration costs. In 2021, we capitalized CHF 55,938 (2020: CHF 177,623).

Commencing with the business year 2018, the Company recorded intangibles related to direct development expenditure of its AM-125 program. The capitalized amount for the year ended December 31, 2021 was CHF 2,839,369 (2020: CHF 2,343,677). The additions to internally generated intangibles of CHF 2,783,431 are net of CHF 94,118 government grants obtained under the Australian R&D tax incentive program (2020: CHF 0).